Stock Options and Stock Appreciation Rights - SARs (Details) - USD ($)		12 Months Ended
	Apr. 18, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SARs
SARs fully vested and exercisable		22,435
Stock Appreciation Rights (SARs)
Stock option details
Shares available for future grants	750,000
Maximum exercisable period for granted share-based compensation	10 years
Number of rights issued		8,000
Base value of units issued (per unit)		$ 53.91
Vesting period	8 years
SARs
Outstanding beginning balance		465,250
Granted		8,000
Exercised		(2,548)
Forfeited		(14,000)
Outstanding ending balance		456,702	465,250
Weighted average exercise price
Weighted average exercise price, beginning balance (per share)		$ 39.35
Weighted average exercise price, granted (per share)		53.91
Weighted average exercise price, exercised (per share)		39.33
Weighted average exercise price, forfeited (per share)		39.33
Weighted average exercise price, ending balance (per share)		39.61	$ 39.35
SARs Weighted average exercise price		$ 39.35
Aggregate intrinsic value
Aggregate intrinsic value		$ 10,757,000
SAR Aggregate intrinsic value		$ 534,000
Weighted average remaining contractual term (years)		7 years 6 months 14 days
SAR Weighted average remaining contractual term (years)		7 years 6 months
Fair Value of Liability		$ 4,540,000	$ 1,464,000
Stock-based compensation expense		3,144,000	$ 918,000	$ 546,000
Stock-based compensation cost, unrecognized		$ 8,309,000
Stock-based compensation cost, unrecognized, weighted-average period of recognition		7 years 6 months